Prepaids Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2024
Prepaids Expenses And Other Current Assets
Prepaids Expenses and Other Current Assets

Note 4 - Prepaids Expenses and Other Current Assets

Prepaids and other current assets consists of the following:

	As of March 31,
	2024	2023
Advance non-income taxes[1]	$4,179	$3,371
Prepaid expenses	878	405
Advance to vendors	728	119
Security deposits	424	29
Other	786	193
Prepaids and other current assets	$6,995	$4,117

[1]	Advance non-income taxes consist of tax credits owed to the Company that were levied from taxing authorities.